UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-22862

SEI Insurance Products Trust
(Exact name of registrant as specified in charter)

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One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices)

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Timothy D. Barto, Esquire
            SEI Insurance Products Trust
SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

CC:

Timothy W. Levin, Esquire
            Morgan, Lewis & Brockius LLP
            1701 Market Street
            Philadelphia, Pennsylvania 19103

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Registrant’s telephone number, including area code: 1-800-342-5734
Date of Fiscal Year End: December 31
Date of Reporting Period: July 1, 2019 to June 30, 2020

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for the following funds, each of which is a series of  SEI Insurance Products Trust:

Fund Name : VP Defensive Strategy Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : VP Conservative Strategy Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : VP Moderate Strategy Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : VP Balanced Strategy Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : VP Market Growth Strategy Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : VP Market Plus Strategy Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Non-Voting Funds

Fund Name : VP Defensive Strategy Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : VP Conservative Strategy Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : VP Moderate Strategy Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : VP Balanced Strategy Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : VP Market Growth Strategy Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : VP Market Plus Strategy Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Insurance Products Trust

By: /s/ Robert Nesher
Robert Nesher
President
Date: August 24, 2020